International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2017
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows
Schedule of condensed statements of cash flows of Parent Company

(Dollars in Thousands)

	2017	2016	2015
Operating activities:
Net income	$157,436	$133,932	$136,726
Adjustments to reconcile net income to net cash provided by operating activities:
Investment securities transactions, net	(23)	—	—
Impairment charges on available for sale securities	—	112	385
Stock compensation expense	903	1,082	1,172
(Decrease) increase in other liabilities	(3,453)	3,901	(1,998)
Equity in undistributed net income of subsidiaries	(93,674)	(48,833)	(83,486)
Net cash provided by operating activities	61,189	90,194	52,799
Investing activities:
Principal collected on mortgage-backed securities	6,328	1,105	474
Net decrease in notes receivable	—	99	105
Increase in other assets and other investments	(25,348)	(27,834)	(1,830)
Net cash used in investing activities	(19,020)	(26,630)	(1,251)
Financing activities:
Redemption of long-term debt	—	(1,000)	(14,000)
Proceeds from stock transactions	1,455	549	1,370
Payments of cash dividends - common	(43,594)	(39,569)	(38,515)
Purchase of treasury stock	(187)	(7,966)	(6,678)
Net cash used in financing activities	(42,326)	(47,986)	(57,823)
(Decrease) increase in cash	(157)	15,578	(6,275)
Cash at beginning of year	18,555	2,977	9,252
Cash at end of year	$18,398	$18,555	$2,977